Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
Stock Compensation Plans
The Company has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by the Company in treasury or from shares purchased in the open market. In 2012 and 2011, the Company issued shares from treasury in satisfaction of stock-based compensation.

	For the year ended December 31,
	2012	2011	2010
Stock-based compensation plans expense	$95	$53	$94
Income tax benefit	(33)	(19)	(33)
Total stock-based compensation plans expense, after-tax	$62	$34	$61

The Company did not capitalize any cost of stock-based compensation. As of December 31, 2012, the total compensation cost related to non-vested awards not yet recognized was $78, which is expected to be recognized over a weighted average period of 1.8 years.
Stock Plan
The Hartford 2010 Incentive Stock Plan (the "2010 Stock Plan") provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock or restricted stock units, or any other form of stock-based award. The aggregate number of shares of stock which may be awarded is subject to a maximum limit of 18,000,000 shares applicable to all awards for the ten-year duration of the 2010 Stock Plan. If any award under the prior The Hartford Incentive Stock Plan (as approved by the Company’s shareholders in 2000) or under the prior The Hartford 2005 Incentive Stock Plan (as approved by the Company’s shareholders in 2005) that was outstanding as of March 31, 2010, is forfeited, terminated, surrendered, exchanged, expires unexercised, or is settled in cash in lieu of stock (including to effect tax withholding) or for the net issuance of a lesser number of shares than the number subject to the award, the shares of stock subject to such award (or the relevant portion thereof) shall be available for awards under the 2010 Stock Plan and such shares shall be added to the maximum limit. As of December 31, 2012, there were 10,893,344 shares available for future issuance.
The fair values of awards granted under the 2010 Stock Plan are measured as of the grant date and expensed ratably over the awards’ vesting periods, generally 3 years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of the Company as defined in the 2010 Stock Plan.
Stock Option Awards
Under the 2010 Stock Plan, all options granted have an exercise price at least equal to the market price of the Company’s common stock on the date of grant, and an option’s maximum term is not to exceed 10 years. Under the 2010 Stock Plan, options will generally become exercisable as determined at the time of grant. For any year, no individual employee may receive an award of options for more than 2,000,000 shares under the 2010 Stock Plan. Under the 2005 Stock Plan, certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of three years from the date of grant or upon specified market appreciation of the Company’s common shares.
The Company uses a hybrid lattice/Monte-Carlo based option valuation model (the “valuation model”) that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Company’s historical termination and exercise experience to determine the option value.
The valuation model incorporates ranges of assumptions for inputs, and therefore, those ranges are disclosed below. The term structure of volatility is generally constructed utilizing implied volatilities from exchange-traded options, CPP warrants related to the Company’s stock, historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model, and accommodates variations in employee preference and risk-tolerance by segregating the grantee pool into a series of behavioral cohorts and conducting a fair valuation for each cohort individually. The expected term of options granted is derived from the output of the option valuation model and represents, in a mathematical sense, the period of time that options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Constant Maturity Treasury yield curve in effect at the time of grant. There were no stock option awards granted in 2010.

	For the year ended December 31,
	2012			2011
Expected dividend yield	1.3%			1.3%
Expected annualized spot volatility	38.6%	-	51.5%	35.8%	-	47.1%
Weighted average annualized volatility	51.4%			41.7%
Risk-free spot rate	0.1%	-	2.0%	0.1%	-	3.5%
Expected term	5.2 years			5.7 years

A summary of the status of non-qualified stock options included in the Company’s Stock Plans as of December 31, 2012 and changes during the year ended December 31, 2012 is presented below:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	4,839	$47.89	3.7	$—
Granted	1,582	20.63
Exercised	(363)	7.37
Forfeited	(600)	45.12
Expired	(921)	65.27
Outstanding at end of year	4,537	38.42	5.2	—
Exercisable at end of year	2,537	$50.51	2.5	—

The weighted average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 was $7.41 and $10.76 respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $4, $2, and $1, respectively.
Share Awards
Share awards are valued equal to the market price of the Company’s common stock on the date of grant. Share awards granted under the Stock Plans and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest at or over three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year under the 2010 Stock Plan is 500,000 shares or units.
A summary of the status of the Company’s non-vested share awards as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

Non-vested Shares	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at beginning of year	4,164	$27.60
Granted	4,667	20.56
Vested	(956)	30.13
Forfeited	(884)	24.25
Non-vested at end of year	6,991	$22.98

The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was $20, $20 and $13, respectively, based on estimated performance factors. The Company did not make cash payments in settlement of stock compensation during the years ended December 31, 2012 and 2011 and 2010.
Restricted Unit awards
In 2010 and 2009, The Hartford issued restricted units as part of The Hartford’s 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as “Restricted Units”. The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford’s share price multiplied by the number of restricted units awarded. Because Restricted Units will be settled in cash, the awards are remeasured at the end of each reporting period until settlement. Awards granted in 2009 vested after a three year period. Awards granted in 2010 include both graded and cliff vesting restricted units which vest over a three year period. The graded vesting attribution method is used to recognize the expense of the award over the requisite service period. For example, the graded vesting attribution method views one three-year grant with annual graded vesting as three separate sub-grants, each representing one third of the total number of awards granted. The first sub-grant vests over one year, the second sub-grant vests over two years and the third sub-grant vests over three years.
There were no restricted units awarded for 2012 or 2011. As of December 31, 2012 and 2011, 832 and 5,319 restricted units were non-vested, respectively.
Deferred Stock Unit Plan
Effective July 31, 2009, the Compensation and Management Development Committee of the Board authorized The Hartford Deferred Stock Unit Plan (“Deferred Stock Unit Plan”), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participant's account on a quarterly basis based on the market price of the Company’s common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and, unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.
There were no deferred stock units awarded in 2012 or 2011.
A summary of the status of the Company’s non-vested awards under the Deferred Stock Unit Plan as of December 31, 2012, is presented below:

Non-vested Units	Restricted Units (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at beginning of year	491	24.84
Granted	—	—
Vested	(81)	24.12
Forfeited	(101)	24.66
Non-vested at end of year	309	$25.08

Employee Stock Purchase Plan
In 1996, the Company established The Hartford Employee Stock Purchase Plan (“ESPP”). Under this plan, eligible employees of The Hartford purchase common stock of the Company at a discount rate of 5% of the market price per share on the last trading day of the offering period. In 2009 and prior years, eligible employees of The Hartford purchased common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the offering period. The Company may sell up to 15,400,000 shares of stock to eligible employees under the ESPP. As of December 31, 2012, there were 5,773,954 shares available for future issuance. During the years ended December 31, 2012, 2011 and 2010, 688,655, 768,380, and 729,598 shares were sold, respectively. The weighted average per share fair value of the discount under the ESPP was $1.00, $1.03 and $1.24 during the years ended December 31, 2012 , 2011 and 2010, respectively. In 2012, 2011, and 2010, the fair value is estimated based on the 5% discount off the market price per share on the last trading day of the offering period.
Additionally, The Hartford has established employee stock purchase sub-plans for certain employees of the Company's international subsidiaries. Under these sub-plans, participants may purchase common stock of The Hartford at a fixed price. The activity under these programs is not material.